Note 25 - Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of detailed information about trade and other payables [text block]
	2017	2016

Trade payables	2,939	2,851
Electricity accrual	5,827	1,685
Audit fee	231	173
Other payables	584	343
Financial liabilities	9,581	5,052
VAT payable and other taxes	-	242
Production and management bonus accrual – Blanket Mine	789	1,156
Other employee benefits	552	123
Leave pay	1,738	1,504
Non-financial liabilities	3,079	3,025
Total	12,660	8,077